UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31st

Date of reporting period:	April 30, 2009

Item 1:	Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments

As of April 30, 2009

		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (17.9%)
	Sims Metal Management Ltd.	7,950,000	115,464
	BHP Billiton Ltd.	3,850,000	93,007
*,1	Iluka Resources Ltd.	37,575,000	89,364
	BlueScope Steel Ltd.	25,608,217	43,322
*,^,1	St. Barbara Ltd.	129,665,600	26,194
*,1	Panoramic Resources, Ltd.	16,000,000	17,542
*	MIL Resources, Ltd.	1,678,671	25
			384,918
Canada (15.1%)
	Franco-Nevada Corp.	4,850,000	103,194
*,1	Centerra Gold Inc.	14,765,000	82,282
	Sherritt International Corp.	11,525,000	49,546
	First Quantum Minerals Ltd.	987,000	38,171
[1]	Harry Winston Diamond Corp.	7,700,000	32,328
	Barrick Gold Corp.	500,000	14,477
[1,2]	Harry Winston Diamond Corp. Private Placement	700,000	2,792
*	Claude Resources, Inc.	2,650,000	1,855
			324,645
France (13.7%)
	Eramet SLN	716,626	153,879
[1]	Imerys SA	3,380,000	139,872
			293,751
Germany (0.8%)
	K&S AG	300,000	18,047

Indonesia (0.3%)
	PT International Nickel Indonesia Tbk	22,500,000	7,203

Papa New Guinea (0.1%)
*	Bougainville Copper Ltd.	2,000,000	1,069

Peru (0.8%)
	Compania de Minas Buenaventura SA ADR	800,000	16,928

Singapore (0.0%)
	Noble Group Ltd.	125,000	108

South Africa (13.1%)
	Impala Platinum Holdings Ltd. ADR	9,350,000	179,987
	Anglo Platinum Ltd. ADR	1,200,000	63,384
	Northam Platinum Ltd.	11,200,000	37,031
			280,402
United Kingdom (23.4%)
[1]	Johnson Matthey PLC	11,450,000	202,192
[1]	Lonmin PLC	8,175,000	171,661
	Peter Hambro Mining PLC	8,200,000	76,522
	Hochschild Mining PLC	14,000,000	46,070

*		Gem Diamond Ltd.	1,800,000	3,312
*		Kenmare Resources PLC	4,550,000	1,416
*		Mwana Africa PLC	3,180,219	278
*		Gemfields Resources PLC	3,333,333	210
*		Zambezi Resources Ltd.	4,895,833	90
				501,751
United States (13.7%)
		Schnitzer Steel Industries, Inc. Class A	1,850,000	91,686
		Newmont Mining Corp. (Holding Co.)	2,200,000	88,528
[1]		AMCOL International Corp.	3,030,000	58,722
[1]		Minerals Technologies, Inc.	1,473,996	54,818
				293,754
Total Common Stocks (Cost $3,007,357)				2,122,576
Precious Metals (0.1%)
*		Platinum Bullion (In Troy Ounces)	2,009	2,208

Total Precious Metals (Cost $1,213)				2,208
		Coupon
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $25,881)	0.355%	25,881,282	25,881
Total Investments (100.2%) (Cost $3,034,451)				2,150,665
Other Assets and Liabilities-Net (-0.2%)[4]				(3,454)
Net Assets (100%)				2,147,211

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $166,000.
1		Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2		Restricted security represents 0.1% of net assets.
3		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4		Includes $204,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Precious Metals and Mining Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At April 30, 2009, the cost of investment securities for tax purposes was $3,081,608,000. Net unrealized depreciation of investment securities for tax purposes was $930,943,000, consisting of unrealized gains of $231,724,000 on securities that had risen in value since their purchase and $1,162,667,000 in unrealized losses on securities that had fallen in value since their purchase.

Precious Metals and Mining Fund

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
January 31, 2009			Proceeds from		April 30, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
AMCOL International Corp.	44,919	-	847	547	58,722
Centerra Gold Inc.	61,150	1,659	-	-	82,282
Claude Resources, Inc.	2,524	-	1,379	-	NA1
Franco-Nevada Corp.	171,223	-	70,856	-	NA1
Harry Winston Diamond Corp.	30,643	-	-	-	32,328
Harry Winston Diamond Corp. Private Placement	2,646	-	-	-	2,792
Iluka Resources Ltd.	98,933	585	-	-	89,364
Imerys SA	134,204	-	-	-	139,872
Johnson Matthey PLC	160,598	-	-	-	202,192
Lonmin PLC	101,515	-	-	-	171,661
Minerals Technologies, Inc.	50,534	4,662	-	67	54,818
Panoramic Resources, Ltd.	NA2	16,073	-	-	17,542
Peter Hambro Mining PLC	55,203	11,295	1,624	-	NA1
St. Barbara Ltd.	23,056	2,662	-	-	26,194
	937,148			614	877,767

1 Not applicable - At April 30, 2009, the security is still held, but the issuer is no longer an affiliated company of the fund.
2 Not applicable - At January 31, 2009, the issuer was not an affiliated company of the fund.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	903,996
Level 2- Other significant observable inputs	1,243,787
Level 3- Significant unobservable inputs	2,882
Total	2,150,665

The following table summarizes changes in investments value based on Level 3 inputs during the period ended April 30, 2009.

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of January 31, 2009	2,646
Transfers into Level 3	89
Change in Unrealized Appreciation (Depreciation)	147
Balance as of April 30, 2009	2,882

Vanguard Health Care Fund

Schedule of Investments

As of April 30, 2009

		Shares	Market Value ($000)
Common Stocks (95.1%)
United States (70.0%)
Biotechnology (7.0%)
*	Amgen Inc.	8,938,455	433,247
*	Genzyme Corp.	5,519,340	294,346
*,1	OSI Pharmaceuticals, Inc.	3,430,000	115,145
*	Cephalon, Inc.	1,402,000	91,985
*	Biogen Idec Inc.	1,720,000	83,145
*	Vertex Pharmaceuticals, Inc.	1,593,800	49,121
*	Gilead Sciences, Inc.	924,696	42,351
*	Amylin Pharmaceuticals, Inc.	1,957,200	21,412
*	Onyx Pharmaceuticals, Inc.	607,200	15,727
*	United Therapeutics Corp.	111,000	6,972
			1,153,451
Chemicals (1.0%)
	Sigma-Aldrich Corp.	3,580,000	156,947

Food & Staples Retailing (2.2%)
	Walgreen Co.	11,650,000	366,160

Health Care Equipment & Supplies (7.4%)
*	St. Jude Medical, Inc.	8,810,900	295,342
	Medtronic, Inc.	7,314,900	234,077
	Becton, Dickinson & Co.	3,702,500	223,927
	Beckman Coulter, Inc.	2,611,784	137,275
	Baxter International, Inc.	2,800,000	135,800
	DENTSPLY International Inc.	2,485,400	71,132
*	Hospira, Inc.	1,695,070	55,717
	Covidien Ltd.	1,000,000	32,980
*	Zimmer Holdings, Inc.	500,000	21,995
	STERIS Corp.	803,083	19,354
			1,227,599
Health Care Providers & Services (17.4%)
	UnitedHealth Group Inc.	20,085,100	472,402
	McKesson Corp.	12,689,900	469,526
*	WellPoint Inc.	7,102,400	303,699
	Quest Diagnostics, Inc.	5,785,400	296,965
*	Humana Inc.	8,467,800	243,703
	Cardinal Health, Inc.	5,336,708	180,327
	CIGNA Corp.	8,910,600	175,628
*	Laboratory Corp. of America Holdings	2,731,360	175,217
*,1	Coventry Health Care Inc.	9,386,300	149,336
	Universal Health Services Class B	2,260,400	113,924
*,1	Health Management Associates Class A	15,756,900	73,585
	Owens & Minor, Inc.	2,000,000	69,360
*	Health Net Inc.	4,545,402	65,636
	Aetna Inc.	2,600,000	57,226
*	DaVita, Inc.	304,600	14,124
*	WellCare Health Plans Inc.	449,000	6,739
			2,867,397

Health Care Technology (1.9%)
*,^	Cerner Corp.	3,750,000	201,750
	IMS Health, Inc.	8,547,400	107,355
			309,105
Life Sciences Tools & Services (0.2%)
*,1	PAREXEL International Corp.	3,140,400	31,121

Machinery (0.3%)
	Pall Corp.	2,104,600	55,582

Personal Products (0.0%)
*	Mead Johnson Nutrition Co.	270,400	7,639

Pharmaceuticals (32.6%)
	Schering-Plough Corp.	54,841,700	1,262,456
	Eli Lilly & Co.	20,479,900	674,198
*,1	Forest Laboratories, Inc.	30,133,000	653,585
	Merck & Co., Inc.	23,771,200	576,214
	Wyeth	13,438,800	569,805
	Abbott Laboratories	13,200,000	552,420
	Pfizer Inc.	31,613,570	422,357
	Bristol-Myers Squibb Co.	16,490,000	316,608
	Perrigo Co.	4,450,000	115,344
*	Sepracor Inc.	4,857,900	69,031
*	Watson Pharmaceuticals, Inc.	2,100,000	64,974
	Allergan, Inc.	1,050,000	48,993
	Johnson & Johnson	800,000	41,888
			5,367,873
Total United States			11,542,874
International (25.1%)
Belgium (0.3%)
*,^	UCB SA	2,044,146	55,637

Denmark (0.2%)
	Novo Nordisk A/S B Shares	800,000	38,065

France (4.1%)
^	Sanofi-Aventis	10,507,991	608,540
	Ipsen Promesses	1,400,000	57,320
			665,860
Germany (0.8%)
^	Bayer AG	1,994,656	99,149
^	Fresenius Medical Care AG	611,950	23,748
			122,897
Ireland (0.3%)
*	Elan Corp. PLC ADR	7,721,600	45,634

Japan (10.0%)
	Astellas Pharma Inc.	14,265,700	463,879
	Takeda Pharmaceutical Co. Ltd.	10,149,900	359,964
	Eisai Co., Ltd.	9,693,700	260,136
	Daiichi Sankyo Co., Ltd.	12,251,500	204,856
	Shionogi & Co., Ltd.	9,776,000	168,188
	Chugai Pharmaceutical Co., Ltd.	4,101,800	76,178

Tanabe Seiyaku Co., Ltd.	6,850,000	65,384
Ono Pharmaceutical Co., Ltd.	960,000	40,730

	Terumo Corp.			200,000	7,567
					1,646,882
Switzerland (5.8%)
	Roche Holdings AG			4,268,977	538,336
	Novartis AG (Registered)			9,519,880	360,311
	Roche Holdings AG (Bearer)			429,320	59,013
					957,660
United Kingdom (3.6%)
	AstraZeneca Group PLC			15,281,500	535,089
	GlaxoSmithKline PLC ADR			1,942,381	59,747
					594,836
Total International					4,127,471
Total Common Stocks (Cost $14,921,486)					15,670,345
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (9.5%)
Money Market Fund (4.6%)
[2,3]	Vanguard Market Liquidity Fund	0.355%		763,332,775	763,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commercial Paper (1.2%)
	General Electric Capital Corp.	0.300%	5/28/09	200,000	199,955

Repurchase Agreement (3.7%)
	Banc of America Securities, LLC (Dated 4/30/09, Repurchase Value $598,803,000, collateralized by Government National Mortgage Assn. 5.500%-6.500%, 9/20/38)	0.180%	5/1/09	598,800	598,800

Total Temporary Cash Investments (Cost $1,562,088)					1,562,088
Total Investments (104.6%) (Cost $16,483,574)					17,232,433
Other Assets and Liabilities-Net (-4.6%)[3]					(751,679)
Net Assets (100%)					16,480,754

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $730,384,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $763,333,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At April 30, 2009, the cost of investment securities for tax purposes was $16,483,574,000. Net unrealized appreciation of investment securities for tax purposes was $748,859,000, consisting of unrealized gains of $3,335,036,000 on securities that had risen in value since their purchase and $2,586,177,000 in unrealized losses on securities that had fallen in value since their purchase.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
January 31, 2009			Proceeds from		April 30, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Coventry Health Care Inc.	142,015	-	-	-	149,336
Forest Laboratories, Inc.	754,530	-	-	-	653,585
Health Management Associates Class A	25,053	-	-	-	73,585
OSI Pharmaceuticals, Inc.	123,888	-	1,752	-	115,145
PAREXEL International Corp.	31,059	-	-	-	31,121

	1,076,545			-	1,022,772

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	12,411,589
Level 2- Other significant observable inputs	4,820,844
Level 3- Significant unobservable inputs	-
Total	17,232,433

Vanguard Energy Fund

Schedule of Investments

As of April 30, 2009

		Shares	Market Value ($000)
Common Stocks (94.3%)[1]
United States (53.5%)
Energy Equipment & Services (13.3%)
	Schlumberger Ltd.	6,265,264	306,935
*	Weatherford International Ltd.	15,333,000	254,988
	Baker Hughes Inc.	6,508,300	231,565
	Halliburton Co.	10,487,532	212,058
*	Transocean Ltd.	1,294,664	87,364
*	Noble Corp.	72,472	1,981
*	Nabors Industries, Inc.	118,000	1,795
	Diamond Offshore Drilling, Inc.	24,700	1,789
*	Pride International, Inc.	78,300	1,777
	ENSCO International, Inc.	58,514	1,655
	Helmerich & Payne, Inc.	52,428	1,616
*	National Oilwell Varco Inc.	14,876	450
	Rowan Cos., Inc.	22,800	356
			1,104,329
Exchange-Traded Fund (0.5%)
[2]	Vanguard Energy ETF	663,000	43,725

Gas Utilities (2.6%)
	EQT Corp.	3,784,500	127,273
	Questar Corp.	2,944,300	87,504
			214,777
Oil, Gas & Consumable Fuels (37.1%)
	ExxonMobil Corp.	8,992,031	599,499
	Chevron Corp.	4,839,835	319,913
	EOG Resources, Inc.	4,963,636	315,092
	Occidental Petroleum Corp.	5,423,001	305,261
	Noble Energy, Inc.	3,077,600	174,654
	ConocoPhillips Co.	4,195,709	172,024
	Marathon Oil Corp.	5,043,891	149,804
	Cabot Oil & Gas Corp.	4,823,200	145,612
	CONSOL Energy, Inc.	4,486,900	140,350
	Devon Energy Corp.	2,619,676	135,830
	Hess Corp.	2,322,089	127,227
	Williams Cos., Inc.	7,321,300	103,230
	Chesapeake Energy Corp.	4,664,437	91,936
	Valero Energy Corp.	3,923,842	77,849
	Peabody Energy Corp.	2,817,200	74,346
*	Newfield Exploration Co.	1,594,403	49,713
	XTO Energy, Inc.	1,406,645	48,754
*	Ultra Petroleum Corp.	709,336	30,360
	Murphy Oil Corp.	45,100	2,152
	Sunoco, Inc.	54,100	1,434
	Apache Corp.	18,070	1,317
	Anadarko Petroleum Corp.	20,260	872
*	Southwestern Energy Co.	1,400	50
			3,067,279
Total United States			4,430,110

International (40.8%)
Australia (4.7%)
	BHP Billiton Ltd. ADR	6,028,700	290,222
	Woodside Petroleum Ltd. ADR	3,463,000	94,713
	Caltex Australia Ltd.	152,200	1,087
	Woodside Petroleum Ltd.	6,414	176
			386,198
Austria (1.0%)
	OMV AG	2,746,084	85,074

Brazil (3.0%)
	Petroleo Brasileiro SA ADR	7,040,600	236,353
	Petroleo Brasileiro SA Pfd.	257,420	3,483
	Petroleo Brasileiro SA	181,342	3,053
	OGX Petroleo e Gas Participacoes SA	2,900	1,217
			244,106
Canada (12.6%)
	Canadian Natural Resources Ltd. (New York Shares)	5,293,759	244,095
	EnCana Corp. (New York Shares)	4,799,800	219,495
	Suncor Energy, Inc. (New York Shares)	8,022,700	203,456
	Petro-Canada (New York Shares)	3,468,700	109,368
	Canadian Oil Sands Trust	4,221,175	87,162
	Husky Energy Inc.	3,201,400	77,560
	Talisman Energy, Inc.	4,528,771	56,738
	Canadian Oil Sands Trust (New York Shares)	1,418,700	29,294
	EnCana Corp.	108,539	4,974
	Canadian Natural Resources Ltd.	86,339	3,980
	Suncor Energy, Inc.	53,452	1,345
	TransCanada Corp.	16,796	419
	Petro-Canada	12,000	379
			1,038,265
China (0.1%)
	China Petroleum & Chemical Corp.	3,456,000	2,686
	Yanzhou Coal Mining Co. Ltd. H Shares	1,366,000	1,289
	PetroChina Co. Ltd.	1,254,000	1,093
	CNOOC Ltd.	586,717	655
	China Oilfield Services Ltd.	662,000	541
			6,264
France (4.1%)
	Total SA ADR	6,481,100	322,240
	Total SA	256,446	12,832
			335,072
Hungary (0.0%)
	MOL Hungarian Oil and Gas Nyrt.	14,800	705

India (2.2%)
	Reliance Industries Ltd.	3,275,509	119,309
	Oil & Natural Gas Corp. Ltd.	3,439,680	59,845
[3]	Oil & Natural Gas Corp., Ltd. Warrants Exp. 7/14/10	351,450	6,074
*	Reliance Petroleum Ltd.	180,707	406
			185,634

Indonesia (0.0%)
	PT Bumi Resources Tbk	3,272,500	450

Italy (2.0%)
	Eni SpA ADR	3,691,950	157,609
	Eni SpA	347,208	7,451
*	Tenaris S.A.	159,500	2,006
	Saipem SpA	62,668	1,340
			168,406
Japan (0.1%)
	Nippon Oil Corp.	361,000	1,878
	Idemitsu Kosan Co. Ltd.	18,300	1,352
	Nippon Mining Holdings Inc.	285,500	1,296
	Cosmo Oil Co., Ltd.	367,000	1,043
			5,569
Norway (0.1%)
	StatoilHydro ASA	207,860	3,874
	Frontline Ltd.	47,250	935
			4,809
Russia (2.1%)
	OAO Gazprom-Sponsored ADR (U.S. Line)	9,094,215	159,557
	OAO Gazprom-Sponsored ADR (London Shares)	325,628	5,713
	LUKOIL Sponsored ADR	79,900	3,506
	Rosneft Oil Co. GDR	348,600	1,799
	Surgutneftegaz OJSC ADR	237,680	1,674
	Gazprom Neft	257,700	691
	Tatneft GDR	960	59
			172,999
South Africa (0.0%)
	Sasol Ltd.	109,374	3,293

South Korea (0.0%)
	S-Oil Corp.	34,100	1,591
	SK Energy Co., Ltd.	20,200	1,584
			3,175
Spain (0.0%)
	Repsol YPF SA	146,519	2,785

Thailand (0.0%)
	Banpu Public Co. Ltd. (Foreign)	108,200	866

Turkey (0.0%)
	Tupras-Turkiye Petrol Rafinerileri A.S.	141,417	1,417

United Kingdom (8.8%)
	BG Group PLC	18,368,468	293,305
	BP PLC ADR	6,267,400	266,114
	Royal Dutch Shell PLC ADR Class A	2,951,000	134,802
	BP PLC	2,218,122	15,675
	Royal Dutch Shell PLC Class A	316,697	7,291
	Royal Dutch Shell PLC Class B	319,703	7,235
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	95,831	2,198

Amec PLC	57,888	527
		727,147
Total International		3,372,234
Total Common Stocks (Cost $6,267,956)		7,802,344

		Coupon
Temporary Cash Investments (6.0%)[1]
Money Market Fund (3.1%)
[4]	Vanguard Market Liquidity Fund	0.355%		253,812,259	253,812

		Maturity Date		Face Amount ($000)
Repurchase Agreement (2.5%)
	Deutsche Bank Securities, Inc. (Dated 4/30/09, Repurchase Value $209,001,000, collateralized by Federal Home Loan Mortgage Corp. 5.000%-7.000%, 3/1/35-2/1/39, Federal National Mortgage Assn. 4.500%-7.000%, 3/1/23-8/1/38, and Government National Mortgage Assn. 6.000%-7.000%, 12/15/36-1/15/39)	0.170%	5/1/09	209,000	209,000

U.S. Government and Agency Obligations (0.4%)
[5,6]	Federal Home Loan Bank	0.210%	9/28/09	10,000	9,989
[5,6]	Federal Home Loan Mortgage Corp.	0.320%	5/26/09	3,000	3,000
[5,6]	Federal Home Loan Mortgage Corp.	0.280%	5/27/09	8,000	7,999
[5,6]	Federal Home Loan Mortgage Corp.	0.597%	8/24/09	500	500
[5,6]	Federal Home Loan Mortgage Corp.	0.391%	9/21/09	1,000	999
[5,6]	Federal National Mortgage Assn.	0.426%	9/23/09	5,000	4,995
[5,6]	Federal National Mortgage Assn.	0.310%	9/25/09	5,000	4,994
					32,476
Total Temporary Cash Investments (Cost $495,284)					495,288
Total Investments (100.3%) (Cost $6,763,240)					8,297,632
Other Assets and Liabilities-Net (-0.3%)					(25,485)
Net Assets (100%)					8,272,147

*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.0% and 4.3%, respectively, of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of this security represented 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6	Securities with a value of $32,476,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At April 30, 2009, the cost of investment securities for tax purposes was $6,763,240,000. Net unrealized appreciation of investment securities for tax purposes was $1,534,392,000, consisting of unrealized gains of $2,239,935,000 on securities that had risen in value since their purchase and $705,543,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	489	106,357	19,063
E-mini S&P 500 Index	451	19,619	457
E-mini Russell 2000 Index	360	17,521	523

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	7,202,700	20,043
Level 2- Other significant observable inputs	1,094,932	-
Level 3- Significant unobservable inputs	-	-
Total	8,297,632	20,043

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Vanguard REIT Index Fund

Schedule of Investments

As of April 30, 2009

		Shares	Market Value ($000)
Real Estate Investment Trusts (98.0%)
Diversified REITs (9.0%)
	Vornado Realty Trust REIT	6,629,154	324,099
	Liberty Property Trust REIT	4,173,915	101,593
	Washington REIT	2,466,689	52,614
	PS Business Parks, Inc. REIT	652,404	28,543
	Investors Real Estate Trust REIT	2,477,682	22,919
^	Cousins Properties, Inc. REIT	1,750,654	14,793
	Colonial Properties Trust REIT	1,941,735	14,058
	CapLease, Inc. REIT	1,915,653	5,690
	Winthrop Realty Trust REIT	567,770	4,996
	Gramercy Capital Corp. REIT	1,868,046	4,035
			573,340
Industrial REITs (5.9%)
	ProLogis REIT	17,850,426	162,617
	AMB Property Corp. REIT	5,954,565	113,673
	EastGroup Properties, Inc. REIT	1,066,053	35,830
	DCT Industrial Trust Inc. REIT	7,390,152	32,664
	DuPont Fabros Technology Inc. REIT	1,510,303	12,823
	First Potomac REIT	1,161,995	11,376
^	First Industrial Realty Trust REIT	1,881,722	7,094
			376,077
Office REITs (15.8%)
	Boston Properties, Inc. REIT	5,136,944	253,868
	Digital Realty Trust, Inc. REIT	2,947,798	106,150
	Duke Realty Corp. REIT	9,097,542	88,883
	Mack-Cali Realty Corp. REIT	2,974,915	79,906
	Corporate Office Properties Trust, Inc. REIT	2,312,793	70,679
	Highwood Properties, Inc. REIT	2,702,953	64,844
^	Alexandria Real Estate Equities, Inc. REIT	1,673,953	61,066
	SL Green Realty Corp. REIT	2,425,548	42,835
	HRPT Properties Trust REIT	9,682,105	41,730
	Douglas Emmett, Inc. REIT	4,141,223	39,631
	BioMed Realty Trust, Inc. REIT	3,416,424	38,981
	Franklin Street Properties Corp. REIT	2,547,392	34,008
	Kilroy Realty Corp. REIT	1,406,884	30,304
	Brandywine Realty Trust REIT	3,748,451	23,203
	Lexington Realty Trust REIT	3,355,019	12,917
	Parkway Properties Inc. REIT	920,970	12,774
*	Maguire Properties, Inc. REIT	1,639,665	1,787
			1,003,566
Residential REITs (15.0%)
	Equity Residential REIT	11,567,090	264,771
	Avalonbay Communities, Inc. REIT	3,389,492	192,557
	Essex Property Trust, Inc. REIT	1,139,353	72,338
	UDR, Inc. REIT	6,269,044	63,129
	Camden Property Trust REIT	2,264,742	61,442
	BRE Properties Inc. Class A REIT	2,172,593	53,381
	Home Properties, Inc. REIT	1,372,646	50,019
	Mid-America Apartment Communities, Inc. REIT	1,198,653	44,338
	Equity Lifestyle Properties, Inc. REIT	1,004,058	39,831

	American Campus Communities, Inc. REIT	1,798,903	39,000
	Apartment Investment & Management Co. Class A REIT	4,432,928	32,360
	Post Properties, Inc. REIT	1,878,815	23,974
	Sun Communities, Inc. REIT	703,925	10,313
	Education Realty Trust, Inc. REIT	1,211,264	5,681
			953,134
Retail REITs (25.2%)
	Simon Property Group, Inc. REIT	10,739,872	554,177
	Kimco Realty Corp. REIT	14,646,964	176,057
	Federal Realty Investment Trust REIT	2,507,694	138,425
	Regency Centers Corp. REIT	3,299,844	123,579
^	Realty Income Corp. REIT	4,433,695	99,005
^	Weingarten Realty Investors REIT	4,650,901	72,275
	National Retail Properties REIT	3,332,548	59,119
^	The Macerich Co. REIT	3,236,435	56,735
	Taubman Co. REIT	2,254,419	53,700
	Tanger Factory Outlet Centers, Inc. REIT	1,346,345	44,860
^	Equity One, Inc. REIT	1,830,301	27,235
^	CBL & Associates Properties, Inc. REIT	2,874,209	22,821
	Acadia Realty Trust REIT	1,571,766	22,791
	Developers Diversified Realty Corp. REIT	5,454,722	22,528
	Inland Real Estate Corp. REIT	2,538,415	22,287
	Saul Centers, Inc. REIT	608,266	19,367
	Alexander's, Inc. REIT	86,486	18,861
	Getty Realty Holding Corp. REIT	791,097	15,521
^	Pennsylvania REIT	1,674,224	12,975
	Urstadt Biddle Properties Class A REIT	793,329	12,186
	Ramco-Gershenson Properties Trust REIT	789,417	8,684
	Cedar Shopping Centers, Inc. REIT	1,889,840	6,785
	Kite Realty Group Trust REIT	1,372,683	4,804
	Glimcher Realty Trust REIT	1,605,849	3,934
	Urstadt Biddle Properties REIT	44,840	649
			1,599,360
Specialized REITs (27.1%)
	Public Storage, Inc. REIT	5,402,397	361,204
	HCP, Inc. REIT	10,743,412	235,818
	Host Hotels & Resorts Inc. REIT	25,190,353	193,714
	Ventas, Inc. REIT	6,642,016	190,227
	Health Care Inc. REIT	4,623,488	157,522
	Nationwide Health Properties, Inc. REIT	4,224,561	104,304
	Senior Housing Properties Trust REIT	4,870,143	79,822
	Omega Healthcare Investors, Inc. REIT	3,500,384	55,026
	Hospitality Properties Trust REIT	3,996,284	48,915
	Healthcare Realty Trust Inc. REIT	2,501,074	41,993
	Entertainment Properties Trust REIT	1,397,753	32,302
	DiamondRock Hospitality Co. REIT	4,492,227	29,155
	National Health Investors REIT	1,062,920	28,508
	LaSalle Hotel Properties REIT	2,203,215	26,350
	Extra Space Storage Inc. REIT	3,453,739	24,556
	Sovran Self Storage, Inc. REIT	934,914	21,073
	Medical Properties Trust Inc. REIT	3,336,152	17,815
	Universal Health Realty Income REIT	480,061	15,372
	LTC Properties, Inc. REIT	837,602	15,085
	Ashford Hospitality Trust REIT	3,744,080	11,307

Sunstone Hotel Investors, Inc. REIT	2,060,175	10,898
Hersha Hospitality Trust REIT	2,050,675	7,485
	U-Store-It Trust REIT		2,088,143	7,162
	FelCor Lodging Trust, Inc. REIT		2,698,807	5,344
	Strategic Hotels and Resorts, Inc. REIT		3,166,438	2,660
				1,723,617
Total Real Estate Investment Trusts (Cost $10,040,379)				6,229,094
		Coupon
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
[1,2]	Vanguard Market Liquidity Fund (Cost $207,397)	0.355%	207,397,434	207,397

Total Investments (101.3%) (Cost $10,247,776)				6,436,491
Other Assets and Liabilities-Net (-1.3%)[2]				(80,205)
Net Assets (100%)				6,356,286

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $60,263,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	Includes $62,020,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

REIT Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At April 30, 2009, the cost of investment securities for tax purposes was $10,247,776,000. Net unrealized depreciation of investment securities for tax purposes was $3,811,285,000, consisting of unrealized gains of $15,111,000 on securities that had risen in value since their purchase and $3,826,396,000 in unrealized losses on securities that had fallen in value since their purchase.

		Current Period Transactions
	January 31, 2009		Proceeds from		April 30, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Ashford Hospitality Trust REIT	6,633	672	1,647	-	NA1

1 Not applicable - At April 30, 2009, the security is still held, but the issuer is no longer an affiliated company of the fund.

The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company.

Transactions during the period in securities of this company were as follows:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Dividend Growth Fund

Schedule of Investments

As of April 30, 2009

	Shares	Market Value ($000)
Common Stocks (96.2%)
Consumer Discretionary (7.6%)
Staples, Inc.	2,829,600	58,346
NIKE, Inc. Class B	700,900	36,776
The Walt Disney Co.	1,530,300	33,514
McDonald's Corp.	301,900	16,088
		144,724
Consumer Staples (14.9%)
PepsiCo, Inc.	718,700	35,762
Walgreen Co.	1,126,700	35,412
Sysco Corp.	1,480,100	34,531
Hormel Foods Corp.	1,003,600	31,403
Wal-Mart Stores, Inc.	596,800	30,079
Kimberly-Clark Corp.	604,000	29,680
The Coca-Cola Co.	686,500	29,554
Colgate-Palmolive Co.	474,300	27,984
The Procter & Gamble Co.	563,900	27,879
		282,284
Energy (16.4%)
Total SA ADR	1,220,400	60,678
ExxonMobil Corp.	718,600	47,909
Schlumberger Ltd.	945,600	46,325
Chevron Corp.	696,900	46,065
BG Group PLC	2,660,859	42,488
BP PLC ADR	829,900	35,238
Marathon Oil Corp.	1,076,900	31,984
		310,687
Financials (5.5%)
JPMorgan Chase & Co.	1,099,100	36,270
Marsh & McLennan Cos., Inc.	1,645,400	34,702
Ace Ltd.	713,300	33,040
		104,012
Health Care (14.6%)
Johnson & Johnson	852,900	44,658
Medtronic, Inc.	1,357,400	43,437
Merck & Co., Inc.	1,502,300	36,416
AstraZeneca Group PLC ADR	995,300	34,806
Cardinal Health, Inc.	1,025,400	34,648
Eli Lilly & Co.	975,800	32,123
Abbott Laboratories	753,300	31,526
Wyeth	434,300	18,414
		276,028
Industrials (17.4%)
United Parcel Service, Inc.	1,068,600	55,931
Lockheed Martin Corp.	575,200	45,170
Honeywell International Inc.	1,251,900	39,072
Caterpillar, Inc.	1,016,000	36,149
Emerson Electric Co.	1,043,800	35,531
Burlington Northern Santa Fe Corp.	482,000	32,525

United Technologies Corp.	660,500	32,259

Illinois Tool Works, Inc.	957,000	31,390
The Boeing Co.	519,400	20,802
328,829
Information Technology (12.2%)
Automatic Data Processing, Inc.	1,629,500	57,358
Accenture Ltd.	1,467,500	43,189
Microsoft Corp.	1,866,400	37,813
International Business Machines Corp.	344,700	35,577
Paychex, Inc.	1,199,000	32,385
Linear Technology Corp.	1,176,600	25,626
231,948
Materials (3.5%)
Praxair, Inc.	591,600	44,139
Monsanto Co.	256,400	21,766
65,905
Telecommunication Services (1.7%)
AT&T Inc.	1,288,800	33,019

Utilities (2.4%)
Dominion Resources, Inc.	935,600	28,218
FirstEnergy Corp.	402,500	16,462
44,680
Total Common Stocks (Cost $2,024,020)	1,822,116
Temporary Cash Investments (3.8%)
Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (3.8%)
Credit Suisse First Boston LLC (Dated 4/30/09, Repurchase Value $72,300,000, collateralized by Federal Home Loan Mortgage Corp. 7.000%-13.250%, 9/1/09-8/1/20 and Federal National Mortgage Assn. 3.500%-10.000%, 7/1/09-7/1/38) (Cost $72,300)	0.180%	5/1/09	72,300	72,300

Total Investments (100.0%) (Cost $2,096,320)	1,894,416

Liability for Covered Call Options Written (0.0%)

Written Contracts

Abbott Laboratories, Expires 8/22/09, Strike Price $52.50 3,766

Automatic Data Processing, Inc., Expires 8/22/09, Strike Price $40.00 8,147

Total Covered Call Options Written (Premium Received $1,879)

(94) (489) (583)
Other Assets and Liabilities-Net (0.0%)	1,405
Net Assets (100%)	1,895,238

ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds) between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Covered Call Options Written: The fund may write covered call options on security holdings that are considered to be attractive long-term investments but are believed to be overvalued in the short-term. When the fund writes options, the premium received by the fund is recorded as an asset with an equal liability which is marked-to-market to reflect the current market value of the options written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. Options are valued at their latest quoted sales prices. Options not traded on the valuation date are valued at the latest quoted asked prices.

At April 30, 2009, the cost of investment securities for tax purposes was $2,096,320,000. Net unrealized depreciation of investment securities for tax purposes was $201,904,000, consisting of unrealized gains of $50,803,000 on securities that had risen in value since their purchase and $252,707,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Investments in Covered Call Options Written ($000)
Level 1- Quoted prices	1,779,628	1,405
Level 2- Other significant observable inputs	114,788	-
Level 3- Significant unobservable inputs	-	-
Total	1,894,416	1,405

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

The following table summarizes the fund’s covered call options written during the period ended April 30, 2009:

Covered Call Options	Number of Contracts Written	Premiums Received ($000)
Balance at January 31, 2009	-	-
Options written	11,913	1,879
Options expired	-	-
Options closed	-	-
Options exercised	-	-
Options open at April 30, 2009	11,913	1,879

Vanguard Dividend Appreciation Index Fund

Schedule of Investments

As of April 30, 2009

	Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (12.2%)
McDonald's Corp.	871,949	46,466
Lowe's Cos., Inc.	1,181,033	25,392
Target Corp.	554,381	22,874
Johnson Controls, Inc.	582,786	11,079
TJX Cos., Inc.	305,685	8,550
The McGraw-Hill Cos., Inc.	238,992	7,206
Sherwin-Williams Co.	104,802	5,936
Fortune Brands, Inc.	121,437	4,774
Genuine Parts Co.	135,830	4,613
VF Corp.	76,774	4,550
H & R Block, Inc.	266,641	4,037
Ross Stores, Inc.	92,473	3,508
Family Dollar Stores, Inc.	96,086	3,189
The Stanley Works	57,434	2,184
John Wiley & Sons Class A	35,554	1,205
Wolverine World Wide, Inc.	39,996	833
Matthews International Corp.	20,817	652
Cato Corp. Class A	20,871	401
Weyco Group, Inc.	9,163	252
		157,701
Consumer Staples (24.9%)
Wal-Mart Stores, Inc.	1,093,870	55,131
The Coca-Cola Co.	1,215,297	52,319
PepsiCo, Inc.	1,024,307	50,970
The Procter & Gamble Co.	916,161	45,295
Colgate-Palmolive Co.	403,499	23,806
Walgreen Co.	651,553	20,478
Kimberly-Clark Corp.	311,549	15,310
Archer-Daniels-Midland Co.	490,347	12,072
Sysco Corp.	429,760	10,026
Avon Products, Inc.	354,321	8,064
The Clorox Co.	115,256	6,460
The Hershey Co.	115,266	4,166
Brown-Forman Corp. Class B	75,782	3,524
J.M. Smucker Co.	85,803	3,381
Hormel Foods Corp.	100,074	3,131
Church & Dwight, Inc.	53,134	2,891
McCormick & Co., Inc.	87,970	2,591
Lancaster Colony Corp.	21,166	927
Tootsie Roll Industries, Inc.	28,074	684
		321,226
Energy (7.4%)
Chevron Corp.	722,375	47,749
ExxonMobil Corp.	672,657	44,846
Helmerich & Payne, Inc.	71,828	2,214
Holly Corp.	28,298	593
		95,402
Financials (13.3%)
Wells Fargo & Co.	2,515,480	50,335

AFLAC Inc.	634,959	18,344
State Street Corp.	490,934	16,756
Franklin Resources, Inc.	203,219	12,291
The Chubb Corp.	301,462	11,742
Northern Trust Corp.	151,361	8,228
T. Rowe Price Group Inc.	203,876	7,853
Legg Mason Inc.	127,351	2,556
Eaton Vance Corp.	86,527	2,368
Cullen/Frost Bankers, Inc.	47,598	2,241
SEI Investments Co.	159,393	2,236
Commerce Bancshares, Inc.	66,417	2,198
HCC Insurance Holdings, Inc.	91,699	2,193
Brown & Brown, Inc.	109,740	2,136
Transatlantic Holdings, Inc.	54,796	2,078
Valley National Bancorp	141,685	2,050
First Niagara Financial Group, Inc.	125,229	1,696
City National Corp.	46,174	1,690
UMB Financial Corp.	35,527	1,626
BancorpSouth, Inc.	68,913	1,602
Wesco Financial Corp.	5,068	1,515
Bank of Hawaii Corp.	41,795	1,469
Westamerica Bancorporation	23,397	1,255
United Bankshares, Inc.	47,797	1,240
Trustmark Corp.	43,676	950
First Financial Bankshares, Inc.	17,831	879
Glacier Bancorp, Inc.	55,641	852
R.L.I. Corp.	16,721	803
Harleysville Group, Inc.	24,651	713
BancFirst Corp.	15,952	681
State Auto Financial Corp.	37,387	607
IBERIABANK Corp.	12,269	560
Community Bank System, Inc.	30,071	495
WesBanco, Inc.	23,448	466
S & T Bancorp, Inc.	26,050	465
First Source Corp.	21,608	424
First Financial Corp. (IN)	11,389	423
Chemical Financial Corp.	19,666	420
Sterling Bancshares, Inc.	60,232	401
Republic Bancorp, Inc. Class A	17,864	397
Community Trust Bancorp Inc.	12,974	393
Bank of the Ozarks, Inc.	15,767	391
First Busey Corp.	45,159	354
Tompkins Trustco, Inc.	7,741	326
Capital City Bank Group, Inc.	20,362	306
Simmons First National Corp.	11,681	303
Renasant Corp.	20,693	292
Southside Bancshares, Inc.	13,576	289
S.Y. Bancorp, Inc.	11,140	281
Sandy Spring Bancorp, Inc.	17,053	277
Heartland Financial USA, Inc.	17,003	251
Washington Trust Bancorp, Inc.	13,619	249
WSFS Financial Corp.	8,142	221
Flushing Financial Corp.	23,111	213
Arrow Financial Corp.	7,911	209
First Community Bancshares, Inc.	13,817	200

Lakeland Financial Corp.	10,066	189
Mainsource Financial Group, Inc.	19,593	170
Southwest Bancorp, Inc.	13,104	90
		172,238
Health Care (12.1%)
Johnson & Johnson	910,269	47,662
Abbott Laboratories	969,854	40,588
Medtronic, Inc.	757,729	24,247
Stryker Corp.	277,780	10,753
Becton, Dickinson & Co.	175,299	10,602
Cardinal Health, Inc.	235,069	7,943
C.R. Bard, Inc.	72,471	5,191
DENTSPLY International Inc.	109,689	3,139
Beckman Coulter, Inc.	42,102	2,213
Teleflex Inc.	27,817	1,196
Owens & Minor, Inc.	28,458	987
West Pharmaceutical Services, Inc.	26,754	874
Meridian Bioscience Inc.	34,944	607
		156,002
Industrials (15.7%)
United Technologies Corp.	749,083	36,585
3M Co.	535,809	30,863
Caterpillar, Inc.	608,093	21,636
Emerson Electric Co.	593,497	20,203
General Dynamics Corp.	278,691	14,400
Danaher Corp.	233,448	13,643
Illinois Tool Works, Inc.	382,313	12,540
C.H. Robinson Worldwide Inc.	149,803	7,963
Expeditors International of Washington, Inc.	174,827	6,068
Parker Hannifin Corp.	122,166	5,540
W.W. Grainger, Inc.	59,340	4,977
Dover Corp.	142,252	4,378
Fastenal Co.	107,840	4,137
Roper Industries Inc.	66,447	3,029
Cintas Corp.	108,716	2,790
Donaldson Co., Inc.	59,614	1,967
Pentair, Inc.	69,850	1,861
Harsco Corp.	60,487	1,666
CLARCOR Inc.	39,197	1,218
Carlisle Co., Inc.	47,584	1,082
Nordson Corp.	24,243	880
Brady Corp. Class A	38,461	810
ABM Industries Inc.	43,598	764
Mine Safety Appliances Co.	29,962	739
Universal Forest Products, Inc.	16,047	539
A.O. Smith Corp.	16,012	498
Badger Meter, Inc.	12,715	495
Franklin Electric, Inc.	17,105	405
McGrath RentCorp	16,677	353
Raven Industries, Inc.	13,805	330
Gorman-Rupp Co.	13,812	294
Tennant Co.	14,393	214
Courier Corp.	9,822	154
		203,021

Information Technology (6.6%)
International Business Machines Corp.	562,171	58,022
Automatic Data Processing, Inc.	397,231	13,982
Paychex, Inc.	279,412	7,547
Linear Technology Corp.	148,131	3,226
Diebold, Inc.	54,374	1,437
Jack Henry & Associates Inc.	65,083	1,173
		85,387
Materials (5.0%)
Praxair, Inc.	213,090	15,899
Nucor Corp.	242,454	9,865
Air Products & Chemicals, Inc.	140,061	9,230
Ecolab, Inc.	175,359	6,760
Vulcan Materials Co.	106,830	5,080
Sigma-Aldrich Corp.	103,718	4,547
Martin Marietta Materials, Inc.	35,901	3,017
Bemis Co., Inc.	75,052	1,804
Albemarle Corp.	65,580	1,759
Sonoco Products Co.	70,776	1,727
AptarGroup Inc.	55,659	1,727
Valspar Corp.	70,993	1,704
H.B. Fuller Co.	37,081	655
Stepan Co.	8,389	332
Myers Industries, Inc.	28,710	288
		64,394
Telecommunication Services (0.0%)
Shenandoah Telecommunications Co.	18,508	363

Utilities (2.8%)
FPL Group, Inc.	297,647	16,010
Questar Corp.	117,257	3,485
MDU Resources Group, Inc.	140,766	2,473
National Fuel Gas Co.	59,417	1,943
Energen Corp.	52,661	1,902
Aqua America, Inc.	99,634	1,828
UGI Corp. Holding Co.	77,816	1,785
Piedmont Natural Gas, Inc.	65,831	1,608
WGL Holdings Inc.	36,796	1,146
New Jersey Resources Corp.	31,030	1,021
Northwest Natural Gas Co.	19,822	811
California Water Service Group	16,156	631
MGE Energy, Inc.	16,975	521
American States Water Co.	12,158	420
SJW Corp.	14,877	375
Middlesex Water Co.	10,163	143
Connecticut Water Services, Inc.	6,200	129
		36,231
Total Investments (100.0%) (Cost $1,428,106)		1,291,965
Other Assets and Liabilities-Net (0.0%)		265
Net Assets (100%)		1,292,230

Dividend Appreciation Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $1,428,106,000. Net unrealized depreciation of investment securities for tax purposes was $136,141,000, consisting of unrealized gains of $18,229,000 on securities that had risen in value since their purchase and $154,370,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2009

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.